Consolidated Balance Sheet - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 39,457,407	$ 55,952,873
Receivables, trade	27,264,803	23,148,782
Working capital advances	3,100,000	3,300,000
Prepayments	1,412,875	803,003
Advances and deposits	3,015,807	3,136,362
Other receivables	0	82,636
Inventories	9,632,246	7,339,252
Total current assets	83,883,138	93,762,908
Non-current assets
Vessels and equipment, net of accumulated depreciation of $110.2 million (2016: $76.2 million)	751,816,840	785,461,415
Deferred drydock expenditure, net of accumulated amortization of $10.8 million (2016: $7.8 million)	4,118,168	3,232,293
Deposit for vessel acquisition	1,635,000	0
Leasehold improvements, net of accumulated depreciation of $96k (2016: $42k)	446,532	488,561
Other non-current assets, net of accumulated depreciation of $0.6 million (2016: $0.4 million)	3,640,311	697,546
Total non-current assets	761,656,851	789,879,815
TOTAL ASSETS	845,539,989	883,642,723
Current liabilities
Payables, trade	16,104,399	14,448,043
Charter revenue received in advance	0	507,780
Other payables	6,265	5,354
Accrued interest on loans	1,537,976	2,067,991
Current portion of long-term debt	37,071,548	41,827,480
Current portion of capital lease obligations	3,537,466	159,028
Total current liabilities	58,257,654	59,015,676
Non-current liabilities
Non-current portion of long-term debt	367,352,022	411,385,626
Non-current portion of capital lease obligations	38,956,553	8,971,622
Total non-current liabilities	406,308,575	420,357,248
Equity
Share capital ($0.01 par value, 250,000,000 shares authorised, 34,061,357 issued and 32,139,956 outstanding at December 31, 2017 and 34,061,357 issued and 33,575,610 outstanding at December 31, 2016)	340,613	340,613
Additional paid in capital	405,549,985	405,279,257
Treasury stock (1,921,401 shares at December 31, 2017 and 485,747 shares at December 31, 2016)	(15,348,909)	(4,272,477)
Accumulated (deficit)/surplus	(9,567,929)	2,922,406
Total equity	380,973,760	404,269,799
TOTAL LIABILITIES AND EQUITY	$ 845,539,989	$ 883,642,723